Offerings	Aug. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 640,680,468.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 98,088.18
Offering Note	(1) The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fee for the Registration Statement No. filed with the SEC on August 5, 2025 (the "Registration Statement"). (2) Sabra Health Care REIT, Inc. previously registered shares of common stock having an aggregate offering price of up to $500,000,000, offered by means of a 424(b)(5) prospectus supplement, dated February 23, 2023 (the "Prior Prospectus Supplement"), pursuant to a Registration Statement on Form S-3 (File No. 333-268285), filed with the Securities and Exchange Commission on November 10, 2022 (the "Prior Registration Statement"). In connection with the filing of the Prior Prospectus Supplement, Sabra Health Care REIT, Inc. made a contemporaneous fee payment in the amount of $2,751.38 with respect to shares of common stock having an aggregate offering price of $24,967,125 offered by the Prior Prospectus Supplement and applied a fee of $53,394.89 that was previously paid in connection with shares of common stock having an aggregate offering price of $475,032,875 that remained unsold under a 424(b)(5) prospectus supplement, dated August 6, 2021, pursuant to a Registration Statement on Form S-3 (File No.333-235449), filed with the Securities and Exchange Commission on December 11, 2019 (the "2019 Registration Statement") that were included in the Prior Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. $9,837.22 of such $53,394.89 fee was applied from a fee previously paid in connection with $75,787,482 of unsold shares form Sabra Health Care REIT, Inc.'s registration of shares of common stock having an aggregate offering price of up to $400,000,000, offered by means of a 424(b)(5) prospectus supplement, dated December 11, 2019, pursuant to the 2019 Registration Statement. As of the date of the Registration Statement, shares of common stock having an aggregate offering price of $109,319,532 were not sold under the Prior Registration Statement (the "Unsold Shares). Pursuant to Rule 415(a)(6) under the Securities Act, a registration fee of $12,275.77 that has already been paid and remains unused with respect to the Unsold Shares is being applied to the aggregate offering price of shares of common stock being offered under this prospectus supplement. Accordingly, a registration fee of $98,088.18 is being paid herewith, which covers the remaining $640,680,468 in aggregate offering price in respect of the newly registered securities being offered under this prospectus supplement.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	109,319,532
Carry Forward Form Type	S-3
Carry Forward File Number	333-268285
Carry Forward Initial Effective Date	Nov. 10, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 12,275.77
Offering Note	Sabra Health Care REIT, Inc. previously registered shares of common stock having an aggregate offering price of up to $500,000,000, offered by means of a 424(b)(5) prospectus supplement, dated February 23, 2023 (the "Prior Prospectus Supplement"), pursuant to a Registration Statement on Form S-3 (File No. 333-268285), filed with the Securities and Exchange Commission on November 10, 2022 (the "Prior Registration Statement"). In connection with the filing of the Prior Prospectus Supplement, Sabra Health Care REIT, Inc. made a contemporaneous fee payment in the amount of $2,751.38 with respect to shares of common stock having an aggregate offering price of $24,967,125 offered by the Prior Prospectus Supplement and applied a fee of $53,394.89 that was previously paid in connection with shares of common stock having an aggregate offering price of $475,032,875 that remained unsold under a 424(b)(5) prospectus supplement, dated August 6, 2021, pursuant to a Registration Statement on Form S-3 (File No.333-235449), filed with the Securities and Exchange Commission on December 11, 2019 (the "2019 Registration Statement") that were included in the Prior Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. $9,837.22 of such $53,394.89 fee was applied from a fee previously paid in connection with $75,787,482 of unsold shares form Sabra Health Care REIT, Inc.'s registration of shares of common stock having an aggregate offering price of up to $400,000,000, offered by means of a 424(b)(5) prospectus supplement, dated December 11, 2019, pursuant to the 2019 Registration Statement. As of the date of the Registration Statement, shares of common stock having an aggregate offering price of $109,319,532 were not sold under the Prior Registration Statement (the "Unsold Shares). Pursuant to Rule 415(a)(6) under the Securities Act, a registration fee of $12,275.77 that has already been paid and remains unused with respect to the Unsold Shares is being applied to the aggregate offering price of shares of common stock being offered under this prospectus supplement. Accordingly, a registration fee of $98,088.18 is being paid herewith, which covers the remaining $640,680,468 in aggregate offering price in respect of the newly registered securities being offered under this prospectus supplement.